Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Institutional Realty Shares, Inc.
Entity Central Index Key	0001096903
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cohen & Steers Institutional Realty Shares, Inc.
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Institutional Realty Shares, Inc.
Class Name	Cohen & Steers Institutional Realty Shares, Inc.
Trading Symbol	CSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Institutional Realty Shares, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The Fund had a 3.09% total return in the 12 months ended December 31, 2025, compared with the Linked Index,[1] which returned 2.27%, and the S&P 500 Index, which returned 17.88%.

Stock selection in the health care sector helped the Fund's relative performance compared with the Linked Index,[1] led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection in office REITs also aided performance, due in large part to the timing of an allocation to Kilroy Realty. The Fund was underweight the company early in the year when it declined, but then became overweight on signs of improving leasing activity; the stock performed well over the rest of the year. An underweight in apartment REITs contributed positively as well. The sector underperformed amid signs of weakening fundamentals in certain markets.

An underweight and stock selection in the industrial sector detracted from relative performance, due in part to an underweight in Prologis, which rallied after the company reported better-than-expected earnings and raised its guidance. An overweight in single family homes for rent also hindered performance, as the sector declined on concerns about occupancy trends and pricing power. The Fund's underweight in regional malls further detracted. The sector outperformed amid resilient consumer spending.

Top contributors	Top detractors
Health Care	Industrial
Office	Single Family Homes
Apartment	Regional Mall

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Fund[2]	3.09%	5.77%	6.48%
S&P 500 Index	17.88%	14.43%	14.82%
Linked Index[1]	2.27%	4.85%	5.28%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,901,785,308
Holdings Count | shares	43
Advisory Fees Paid, Amount	$ 58,203,526
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$7,901,785,308
Number of portfolio holdings (excluding derivatives)	43
Portfolio turnover rate	33%
Net advisory fees paid	$58,203,526

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Welltower, Inc.	12.6%
Digital Realty Trust, Inc.	9.1%
Crown Castle, Inc.	7.4%
Prologis, Inc.	6.7%
American Tower Corp.	5.8%
Extra Space Storage, Inc.	4.7%
Equinix, Inc.	4.0%
Iron Mountain, Inc.	3.5%
Essex Property Trust, Inc.	3.1%
Invitation Homes, Inc.	2.8%

Sector diversification[3,5]	(%)
Health Care	17.7%
Telecommunications	15.4%
Data Centers	13.1%
Industrials	7.2%
Self Storage	6.4%
Apartment	6.1%
Specialty	4.7%
Office	4.5%
Hotel	4.1%
Other (includes short-term investments)	20.8%

Country diversification[3,5]	(%)
United States	99.3%
Other (includes short-term investments)	0.7%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	12.6%
Digital Realty Trust, Inc.	9.1%
Crown Castle, Inc.	7.4%
Prologis, Inc.	6.7%
American Tower Corp.	5.8%
Extra Space Storage, Inc.	4.7%
Equinix, Inc.	4.0%
Iron Mountain, Inc.	3.5%
Essex Property Trust, Inc.	3.1%
Invitation Homes, Inc.	2.8%